Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Diluted net (loss) income per share	$ (1.20)
Weighted average units outstanding, diluted	994,345
Non Related Party
Revenue, net of financing fees	$ 4,081,358	$ 6,269,033
Related Party
Revenue, net of financing fees	$ 3,856,219	$ 0